Equity (Schedule Of Preferred Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 25, 2011
Schedule of Capitalization, Equity [Line Items]
Mandatorily convertible preferred stock held by U.S. Department of Treasury	$ 5,685	$ 5,685
Preferred stock	1,255	1,255
Series F-2 Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Mandatorily convertible preferred stock held by U.S. Department of Treasury	5,685	5,685
Preferred stock par value (per share)	$ 0.01	$ 0.01
Liquidation preference (per share)	$ 50	$ 50
Preferred Stock, Shares Authorized	228,750,000	228,750,000
Preferred Stock, Shares Issued and Outstanding	118,750,000	118,750,000
Preferred Stock, Dividend Rate, Percentage	9.00%	9.00%
Redemption/call feature	Perpetual (b)	Perpetual (b)
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Preferred stock	1,021	1,021
Preferred stock par value (per share)	$ 0.01	$ 0.01
Liquidation preference (per share)	$ 25	$ 25	$ 1,000
Preferred Stock, Shares Authorized	160,870,560	160,870,560
Preferred Stock, Shares Issued and Outstanding	40,870,560	40,870,560
Preferred Stock, Dividend Rate, Percentage	8.50%	8.50%
Preferred Stock, Dividend Payment Rate, Variable	three month LIBOR + 6.243%	three month LIBOR + 6.243%
Redemption/call feature	Perpetual (c)	Perpetual (c)
Series G Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Preferred stock	$ 234	$ 234
Preferred stock par value (per share)	$ 0.01	$ 0.01
Liquidation preference (per share)	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	2,576,601	2,576,601
Preferred Stock, Shares Issued and Outstanding	2,576,601	2,576,601
Preferred Stock, Dividend Rate, Percentage	7.00%	7.00%
Redemption/call feature	Perpetual (e)	Perpetual (e)